Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0001581776
Registrant Name	Mid-America Apartments, L.P.
Registration File Number	333-279076-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES